Shareholders' equity (Schedule of Status of Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at the beginning of the year	2,974,891
Granted	1,829,455
Exercised	(161,398)
Forfeited	(182,659)
Outstanding at the end of the year	4,460,289	2,974,891
Exercisable at the end of the year	1,662,729
Weighted-average exercise price
Outstanding at the beginning of the year	$ 5.86
Granted	16.87
Exercised	5.37
Forfeited	11.07
Outstanding at the end of the year	9.93	$ 5.86
Exercisable at the end of the year	$ 5.70
Weighted-average remaining contractual term (in years)
Outstanding	8 years 26 days	8 years 3 months 26 days
Exercisable at the end of the year	6 years 10 months 6 days